Simplify Stable Income ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 100.0%
U.S. Treasury Bill, 4.61%, 4/6/2023(a) ............................................. $ 9,138,300 $ 9,134,763
U.S. Treasury Bill, 4.69%, 6/8/2023(a) ............................................. 2,772,700 2,749,550
Total U.S. Treasury Bills (Cost $11,880,548) ...................................................... 11,884,313
Number of
Contracts Notional Amount
Purchased Options – 0.0%†
Calls – Exchange-Traded – 0.0%†
S&P 500 Index, April Strike Price $4,520, Expires 4/03/23 ............... 4 1,808,000 20
S&P 500 Index, April Strike Price $4,600, Expires 4/06/23 ............... 3 1,380,000 15
35
Puts – Exchange-Traded – 0.0%†
iShares 20+ Year Treasury Bond ETF, April Strike Price $94, Expires 4/03/23 200 1,880,000 200
iShares 20+ Year Treasury Bond ETF, April Strike Price $95, Expires 4/06/23 300 2,850,000 300
500
Total Purchased Options (Cost $4,349) ............................................................ 535
Total Investments – 100.0%
(Cost $11,884,897) .......................................................................... $ 11,884,848
Liabilities in Excess of Other Assets – (0.0)%† ...................................................... (383)
Net Assets – 100.0% .......................................................................... $ 11,884,465
Number of
Contracts Notional Amount
Written Option – (0.0)%†
Puts – Exchange-Traded – (0.0)%†
iShares 20+ Year Treasury Bond ETF, April Strike Price $101, Expires 4/06/23
(Premiums Received $10,385) ................................... (300) (3,030,000) $ (1,050)
† Less than 0.05%
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 100.0%
Purchased Options ............................................................................... 0.0%†
Total Investments ................................................................................ 100.0%
Liabilities in Excess of Other Assets .................................................................. (0.0)%†
Net Assets ..................................................................................... 100.0%